Short-term bank loans and other debt	6 Months Ended
Jun. 30, 2017
Short Term Borrowings [Abstract]
Short-term bank loans and other debt

6. Short-term bank loans and other debt

Short-term bank loans represent amounts due to various banks and are due on the dates indicated below. Short-term bank loans as of December 31, 2016 and June 30, 2017 consisted of the following:

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
Loan from The Bank of East Asia
Due June 2, 2017, at 1.1% plus 3 month LIBOR(2)	34,421,617	—
Due June 1, 2018, at 1.1% plus 3 month LIBOR(2)	—	34,421,617
	34,421,617	34,421,617
Loan from Ping'an Real Estate Co., Ltd.
Due April 20, 2017, at 6.00% per annum(1)	43,246,360	—

Loan from Huarong International Trust Co.,Ltd.
Due September 30, 2017, at 8.30% per annum(3)	100,908,174	73,807,275

Loan from Bank of China International Limited
Due June 18, 2018, at 2.51% per annum	—	1,626,908

Total short-term bank loans and other debt	178,576,151	109,855,800

(1)These loans were paid in full during first half year of 2017.

(2)The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. Pursuant to the amended loan contract, this loan is denominated in US$ and is secured by restricted cash of US$37,346,481 (December 31, 2016: US$36,471,097).

(3)Pursuant to the agreements with Huarong International Trust Co., Ltd, this other short-term debt is secured by the Group’s 65.98% equity interest of Shaanxi Zhongmao and the Group’s land use rights with net book value of US$21,392,312 (December 31, 2016: US$24,975,886) and Group’s real estate properties under development with net book value of US$23,704,238 (December 31, 2016: US$27,560,029).

As of June 30, 2017, except when otherwise indicated, the Group’s short-term bank loans were denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$23,704,238 (December 31, 2016: US$27,560,029), land use rights with net book value of US$21,392,312 (December 31, 2016: US$24,975,886).

The weighted average interest rate on short-term bank loans and other debt as of June 30, 2017 was 6.28% (December 31, 2016: 6.53%).